Document and Entity Information	0 Months Ended
Mar. 28, 2014
Risk/Return:
Document Type	497
Document Period End Date	Mar. 28, 2014
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Mar. 28, 2014
Document Effective Date	Mar. 28, 2014
Prospectus Date	Mar. 28, 2014
Gerstein Fisher Multi-Factor® Growth Equity Fund | Gerstein Fisher Multi-Factor Growth Equity Fund
Risk/Return:
Trading Symbol	GFMGX